Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 13.27%
Consumer staples: 3.13%
Beverages: 0.54%
PepsiCo Incorporated	6,606	$ 1,146,339
Food & staples retailing: 1.03%
Costco Wholesale Corporation	1,893	916,553
Sysco Corporation	5,010	373,596
Walmart Incorporated	6,403	910,058
		2,200,207
Food products: 0.39%
Mondelez International Incorporated Class A	8,121	529,327
Nomad Foods Limited †	17,181	307,884
		837,211
Household products: 1.03%
Church & Dwight Company Incorporated	6,880	576,406
The Clorox Company	1,461	227,098
The Procter & Gamble Company	10,048	1,382,203
		2,185,707
Personal products: 0.08%
The Estee Lauder Companies Incorporated Class A	684	166,246
Tobacco: 0.06%
Philip Morris International Incorporated	1,329	129,312
Energy: 1.71%
Oil, gas & consumable fuels: 1.71%
Chevron Corporation	11,506	1,849,820
EOG Resources Incorporated	5,754	650,317
Phillips 66	11,031	1,131,339
		3,631,476
Materials: 3.10%
Chemicals: 1.30%
Ashland Global Holdings Incorporated	3,238	329,564
Ecolab Incorporated	1,988	316,828
Linde plc	3,306	1,151,711
Olin Corporation	4,738	273,620
The Sherwin-Williams Company	1,062	235,074
Westlake Chemical Corporation	3,810	453,923
		2,760,720
Construction materials: 0.13%
Martin Marietta Materials Incorporated	780	280,699
Containers & packaging: 0.13%
Crown Holdings Incorporated	3,178	274,929
Metals & mining: 1.54%
Agnico-Eagle Mines Limited	2,289	105,383
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	2,700	124,281
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Metals & mining (continued)
Alamos Gold Incorporated Class A	11,000	$ 112,136
AngloGold Ashanti Limited ADR	2,900	48,314
Artemis Gold Incorporated †	4,000	12,869
B2Gold Corporation	32,500	110,993
Barrick Gold Corporation	10,856	174,999
Dundee Precious Metals Incorporated	8,800	56,495
Endeavour Mining plc	7,880	164,010
Evolution Mining Limited	9,000	16,473
Franco-Nevada Corporation	1,400	178,701
Gold Fields Limited ADR	10,500	95,445
Kinross Gold Corporation	25,500	94,188
Lundin Gold Incorporated	12,000	124,001
MAG Silver Corporation †	4,800	57,305
Newcrest Mining Limited	9,000	136,504
Newmont Corporation	3,490	152,199
Northern Star Resources Limited	14,000	97,692
Pan American Silver Corporation «	2,500	37,150
Royal Gold Incorporated	2,864	340,215
SilverCrest Metals Incorporated †	11,000	60,139
SSR Mining Incorporated	4,950	67,568
SSR Mining Incorporated-U.S. Exchange Traded Shares	1,572	21,509
Steel Dynamics Incorporated	4,690	591,456
Torex Gold Resources Incorporated †	6,400	78,798
Triple Flag Precious Metals Corporation	2,000	27,145
Wheaton Precious Metals Corporation	4,400	183,320
Yamana Gold Incorporated	3,000	15,346
		3,284,634
Real estate: 5.33%
Equity REITs: 5.33%
Alexandria Real Estate Equities Incorporated	2,844	425,974
American Homes 4 Rent Class A	12,898	400,096
American Tower Corporation	5,571	1,103,114
Apartment Income REIT Corporation	8,965	338,877
Camden Property Trust	3,180	364,937
Equinix Incorporated	1,879	1,293,259
Federal Realty Investment Trust	2,694	287,665
Four Corners Property Trust Incorporated	17,794	483,107
Gaming and Leisure Properties Incorporated	7,117	383,464
Invitation Homes Incorporated	14,134	441,829
Life Storage Incorporated	5,247	632,368
Mid-America Apartment Communities Incorporated	2,464	394,486
Prologis Incorporated	10,557	1,302,734
SBA Communications Corporation	2,879	746,669
Simon Property Group Incorporated	2,421	295,580
Sun Communities Incorporated	5,439	778,538
Terreno Realty Corporation	8,016	498,675
VICI Properties Incorporated	17,394	583,221
Welltower Incorporated	7,860	582,583
		11,337,176
Total Common stocks (Cost $19,497,724)		28,234,656

See accompanying notes to portfolio of investments

2  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 14.07%
Communication services: 0.91%
Entertainment: 0.24%
Live Nation Entertainment Incorporated 144A	4.88%	11-1-2024	$ 190,000	$ 184,300
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	335,000	329,389
				513,689
Media: 0.67%
Cinemark USA Incorporated 144A	8.75	5-1-2025	420,000	428,485
DISH DBS Corporation	5.00	3-15-2023	200,000	199,500
Gray Television Incorporated 144A	5.88	7-15-2026	460,000	415,465
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	200,000	183,500
Townsquare Media Incorporated 144A	6.88	2-1-2026	215,000	196,999
				1,423,949
Consumer discretionary: 2.53%
Auto components: 0.22%
Clarios Global LP 144A	6.25	5-15-2026	201,000	197,282
Clarios Global LP 144A	6.75	5-15-2025	282,000	280,345
				477,627
Commercial services & supplies: 0.11%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	245,000	236,731
Hotels, restaurants & leisure: 1.47%
Carnival Corporation 144A	10.50	2-1-2026	285,000	294,969
CCM Merger Incorporated 144A	6.38	5-1-2026	145,000	139,147
Cedar Fair LP 144A	5.50	5-1-2025	375,000	370,421
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	280,000	276,485
Las Vegas Sands Corporation	3.20	8-8-2024	550,000	529,305
MGM Resorts International	6.75	5-1-2025	195,000	195,481
NCL Corporation limited 144A	8.38	2-1-2028	165,000	167,636
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	320,000	281,259
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	235,392
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	250,000	255,190
Six Flags Entertainment Company 144A	7.00	7-1-2025	380,000	384,028
				3,129,313
Household durables: 0.09%
Newell Brands Incorporated	4.45	4-1-2026	195,000	184,334
Internet & direct marketing retail: 0.19%
QVC Incorporated	4.85	4-1-2024	430,000	403,667
Specialty retail: 0.21%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	294,000	310,905
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	130,907
				441,812
Textiles, apparel & luxury goods: 0.24%
G-III Apparel Group Limited 144A	7.88	8-15-2025	435,000	409,988
Michael Kors USA Incorporated 144A	4.25	11-1-2024	110,000	105,463
				515,451
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.34%
Food products: 0.34%
Performance Food Group Incorporated 144A	6.88%	5-1-2025	$ 355,000	$ 355,765
US Foods Incorporated 144A	6.25	4-15-2025	370,000	368,647
				724,412
Energy: 2.58%
Energy equipment & services: 0.34%
Oceaneering International Incorporated	4.65	11-15-2024	650,000	625,677
USA Compression Partners LP	6.88	4-1-2026	115,000	110,215
				735,892
Oil, gas & consumable fuels: 2.24%
Aethon United 144A	8.25	2-15-2026	90,000	86,565
Antero Midstream Company 144A	7.88	5-15-2026	105,000	106,045
Antero Resources Corporation 144A	8.38	7-15-2026	390,000	403,185
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	32,812
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	586,827
DCP Midstream Operating LP	5.38	7-15-2025	455,000	449,388
EnLink Midstream Partners LP	4.15	6-1-2025	232,000	222,471
Enviva Partners LP 144A	6.50	1-15-2026	720,000	674,971
EQM Midsteram Partners LP	4.00	8-1-2024	65,000	62,092
EQT Corporation	6.13	2-1-2025	405,000	405,559
Murphy Oil Corporation	5.75	8-15-2025	200,000	197,969
Range Resources Corporation	4.88	5-15-2025	225,000	219,509
Range Resources Corporation	8.25	1-15-2029	90,000	92,363
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	489,156
Southwestern Energy Company	5.70	1-23-2025	32,000	31,706
Tallgrass Energy Partners LP 144A	6.00	3-1-2027	360,000	334,256
Western Gas Partners LP	4.65	7-1-2026	385,000	365,750
				4,760,624
Financials: 2.71%
Consumer finance: 1.05%
Ford Motor Credit Company LLC	5.58	3-18-2024	400,000	397,200
LFS TopCo LLC 144A	5.88	10-15-2026	215,000	185,157
Navient Corporation	5.88	10-25-2024	590,000	573,515
Navient Corporation	7.25	9-25-2023	87,000	87,252
OneMain Finance Corporation	3.50	1-15-2027	120,000	100,784
OneMain Finance Corporation	6.13	3-15-2024	475,000	468,341
PRA Group Incorporated 144A	7.38	9-1-2025	290,000	289,045
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	142,377
				2,243,671
Diversified financial services: 0.51%
Hat Holdings LLC 144A	3.38	6-15-2026	245,000	212,538
Hat Holdings LLC 144A	6.00	4-15-2025	270,000	260,218
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	650,000	603,850
				1,076,606
Insurance: 0.25%
Tri Pointe Homes Incorporated	5.88	6-15-2024	535,000	528,313
See accompanying notes to portfolio of investments

4  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.34%
Starwood Property Trust Incorporated 144A	3.75%	12-31-2024	$ 110,000	$ 103,526
Starwood Property Trust Incorporated	4.75	3-15-2025	495,000	472,364
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	150,000	148,555
				724,445
Thrifts & mortgage finance: 0.56%
Enact Holdings Incorporated 144A	6.50	8-15-2025	750,000	737,063
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	475,000	443,845
				1,180,908
Health care: 0.39%
Health care providers & services: 0.28%
Tenet Healthcare Corporation	4.63	7-15-2024	235,000	231,181
Tenet Healthcare Corporation	4.88	1-1-2026	375,000	357,145
				588,326
Health care technology: 0.11%
IQVIA Incorporated 144A	5.00	10-15-2026	250,000	238,750
Industrials: 2.10%
Aerospace & defense: 0.31%
TransDigm Group Incorporated 144A	6.25	3-15-2026	670,000	661,120
Airlines: 0.64%
American Airlines Group Incorporated 144A	5.50	4-20-2026	170,000	165,452
Hawaiian Airlines Incorporated	3.90	7-15-2027	170,031	153,279
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	316,171
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	171,000	171,000
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	545,000	547,044
				1,352,946
Commercial services & supplies: 0.67%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	310,000	294,426
Aramark Services Incorporated 144A	6.38	5-1-2025	590,000	586,159
CoreCivic Incorporated	8.25	4-15-2026	335,000	339,144
Stericycle Incorporated 144A	5.38	7-15-2024	215,000	211,844
				1,431,573
Road & rail: 0.25%
Uber Technologies Incorporated 144A	7.50	5-15-2025	525,000	530,322
Trading companies & distributors: 0.23%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	505,000	492,563
Information technology: 0.77%
Electronic equipment, instruments & components: 0.27%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	575,000	580,213
IT services: 0.32%
Block Incorporated	2.75	6-1-2026	85,000	75,844
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services (continued)
Sabre GLBL Incorporated 144A	9.25%	4-15-2025	$ 385,000	$ 378,971
Sabre GLBL Incorporated 144A	11.25	12-15-2027	230,000	229,855
				684,670
Software: 0.18%
NCR Corporation 144A	5.75	9-1-2027	98,000	94,985
NortonLifeLock Incorporated 144A	5.00	4-15-2025	285,000	276,838
				371,823
Materials: 0.71%
Chemicals: 0.31%
Avient Corporation 144A	5.75	5-15-2025	50,000	49,007
Celanese US Holding LLC	6.05	3-15-2025	615,000	612,724
				661,731
Containers & packaging: 0.16%
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	49,123
Sealed Air Corporation 144A	5.50	9-15-2025	300,000	295,182
				344,305
Metals & mining: 0.09%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	196,975
Paper & forest products: 0.15%
Clearwater Paper Corporation 144A	5.38	2-1-2025	315,000	305,440
Real estate: 0.14%
Equity REITs: 0.14%
Service Properties Trust Company	4.35	10-1-2024	95,000	90,934
Service Properties Trust Company	7.50	9-15-2025	210,000	208,148
				299,082
Utilities: 0.89%
Electric utilities: 0.35%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	755,000	729,519
Independent power & renewable electricity producers: 0.54%
NSG Holdings LLC 144A	7.75	12-15-2025	380,291	372,685
Vistra Operations Company LLC 144A	5.63	2-15-2027	825,000	781,787
				1,154,472
Total Corporate bonds and notes (Cost $31,274,198)				29,925,274
Loans: 1.33%
Communication services: 0.11%
Entertainment: 0.05%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	6.41	10-17-2026	121,810	119,627
See accompanying notes to portfolio of investments

6  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.06%
Gray Television Incorporated (3 Month LIBOR +2.50%) <±	7.07%	1-2-2026	$ 100,000	$ 98,583
Hubbard Radio LLC (1 Month LIBOR +4.25%) ±	8.89	3-28-2025	25,387	22,488
				121,071
Consumer discretionary: 0.34%
Auto components: 0.06%
Clarios Global LP (1 Month LIBOR +3.25%) ±	7.88	4-30-2026	118,779	118,056
Hotels, restaurants & leisure: 0.28%
Carnival Corporation (1 Month LIBOR +3.00%) ±	7.63	6-30-2025	78,221	76,832
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	7.69	8-25-2028	369,348	367,808
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	6.38	5-30-2025	157,300	156,963
				601,603
Energy: 0.08%
Oil, gas & consumable fuels: 0.08%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028	170,498	169,767
Financials: 0.26%
Diversified financial services: 0.20%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	8.98	4-30-2024	92,988	72,996
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.13	5-30-2025	361,938	356,056
				429,052
Mortgage REITs: 0.06%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	9.16	8-9-2026	118,800	117,463
Industrials: 0.34%
Airlines: 0.29%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	382,500	397,896
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	8.56	10-20-2027	204,250	211,272
				609,168
Machinery: 0.00%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	8.60	7-30-2027	853	833
Road & rail: 0.05%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	8.45	4-4-2025	117,538	117,410
Information technology: 0.06%
Software: 0.06%
SS&C Technologies Incorporated Term Loan B3 (1 Month LIBOR +1.75%) ±	6.38	4-16-2025	61,303	61,163
SS&C Technologies Incorporated Term Loan B4 (1 Month LIBOR +1.75%) ±	6.38	4-16-2025	54,363	54,238
				115,401
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.14%
Electric utilities: 0.14%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	7.46%	12-15-2027	$ 306,706	$ 305,651
Total Loans (Cost $2,860,722)				2,825,102
U.S. Treasury securities: 68.42%
TIPS	0.13	7-15-2024	2,850,205	2,788,970
TIPS	0.13	10-15-2024	4,280,678	4,164,966
TIPS	0.13	4-15-2025	4,297,858	4,128,294
TIPS	0.13	10-15-2025	2,265,080	2,170,341
TIPS	0.13	4-15-2026	6,281,823	5,942,764
TIPS	0.13	7-15-2026	4,204,130	3,985,302
TIPS	0.13	10-15-2026	3,258,780	3,076,906
TIPS	0.13	4-15-2027	5,257,089	4,913,016
TIPS	0.13	1-15-2030	4,845,582	4,389,100
TIPS	0.13	7-15-2030	4,376,182	3,952,011
TIPS	0.13	1-15-2031	4,937,369	4,420,424
TIPS	0.13	7-15-2031	3,017,910	2,691,864
TIPS	0.13	1-15-2032	5,675,240	5,012,464
TIPS	0.13	2-15-2051	3,055,495	2,045,779
TIPS	0.13	2-15-2052	1,860,676	1,242,110
TIPS	0.25	1-15-2025	5,200,863	5,032,902
TIPS	0.25	7-15-2029	2,384,684	2,199,560
TIPS	0.25	2-15-2050	4,225,653	2,963,941
TIPS	0.38	7-15-2025	2,916,438	2,823,704
TIPS	0.38	1-15-2027	3,274,779	3,103,109
TIPS	0.38	7-15-2027	4,004,352	3,789,939
TIPS	0.50	4-15-2024	3,666,106	3,603,274
TIPS	0.50	1-15-2028	3,080,627	2,908,666
TIPS	0.63	1-15-2026	4,928,173	4,757,275
TIPS	0.63	7-15-2032	5,235,803	4,839,743
TIPS	0.63	2-15-2043	2,369,095	1,954,041
TIPS	0.75	7-15-2028	4,032,359	3,858,542
TIPS	0.75	2-15-2042	3,198,689	2,732,068
TIPS	0.75	2-15-2045	1,834,057	1,523,198
TIPS	0.88	1-15-2029	3,315,051	3,173,902
TIPS	0.88	2-15-2047	1,813,749	1,524,877
TIPS	1.00	2-15-2046	1,791,418	1,559,898
TIPS	1.00	2-15-2048	1,378,248	1,188,604
TIPS	1.00	2-15-2049	1,574,766	1,356,882
TIPS	1.13	1-15-2033	3,288,417	3,170,539
TIPS	1.38	2-15-2044	2,585,449	2,448,879
TIPS	1.63	10-15-2027	4,123,353	4,121,219
TIPS	1.75	1-15-2028	2,713,306	2,719,400
TIPS	2.00	1-15-2026	3,364,943	3,373,946
TIPS	2.13	2-15-2040	1,428,253	1,538,794
TIPS	2.13	2-15-2041	1,823,067	1,964,283
TIPS	2.38	1-15-2025	3,464,384	3,486,758
TIPS	2.38	1-15-2027	2,494,871	2,548,325
TIPS	2.50	1-15-2029	2,612,982	2,734,087
TIPS	3.38	4-15-2032	1,053,536	1,211,128
TIPS	3.63	4-15-2028	2,119,691	2,315,679
See accompanying notes to portfolio of investments

8  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	3.88%	4-15-2029	$2,780,639	$ 3,134,881
U.S. Treasury Note	4.13	11-15-2032	925,000	939,742
Total U.S. Treasury securities (Cost $159,509,578)				145,526,096
Yankee corporate bonds and notes: 1.97%
Communication services: 0.17%
Media: 0.17%
Videotron Limited 144A	5.38	6-15-2024	360,000	356,101
Consumer discretionary: 0.10%
Auto components: 0.10%
Adient Global Holdings Limited 144A	4.88	8-15-2026	220,000	203,601
Energy: 0.26%
Oil, gas & consumable fuels: 0.26%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	580,000	546,179
Financials: 0.46%
Diversified financial services: 0.46%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	346,155
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	300,000	296,250
New Red Finance Incorporated 144A	5.75	4-15-2025	335,000	332,908
				975,313
Health care: 0.29%
Pharmaceuticals: 0.29%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	625,000	623,688
Industrials: 0.27%
Airlines: 0.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	290,000	308,850
Trading companies & distributors: 0.13%
Fly Leasing Limited 144A	7.00	10-15-2024	315,000	273,290
Materials: 0.42%
Chemicals: 0.19%
Park Aerospace Holdings Company 144A	5.50	2-15-2024	415,000	410,047
Containers & packaging: 0.09%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	200,000	193,350
Metals & mining: 0.14%
Constellium SE 144A	5.88	2-15-2026	300,000	292,952
Total Yankee corporate bonds and notes (Cost $4,372,582)				4,183,371

See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  9

Portfolio of investments—February 28, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.42%
Investment companies: 0.42%
Allspring Government Money Market Fund Select Class ♠∞##		4.39%	851,037	$ 851,037
Securities Lending Cash Investments LLC ♠∩∞		4.54	36,664	36,664
Total Short-term investments (Cost $887,700)				887,701
Total investments in securities (Cost $218,402,504)	99.48%			211,582,200
Other assets and liabilities, net	0.52			1,115,624
Total net assets	100.00%			$212,697,824

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,766,670	$48,815,530	$(50,731,163)	$ 0	$0	$851,037	851,037	$47,448
Securities Lending Cash Investments LLC	0	3,610,893	(3,574,193)	(37)	1	36,664	36,664	9,303#
				$(37)	$1	$887,701		$56,751

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

10  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Ultra Treasury Notes	12	6-21-2023	$1,409,623	$1,406,250	$3,373	$0
U.S. Ultra Treasury Bonds	12	6-21-2023	1,634,479	1,620,750	13,729	0
Short
2-Year U.S. Treasury Notes	(14)	6-30-2023	(2,860,616)	(2,852,172)	0	(8,444)
					$17,102	$(8,444)
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  11

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions

12  |  Allspring Real Return Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of February 28, 2023, the Portfolio had unfunded loan commitments of $851,037.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index

Allspring Real Return Portfolio  |  13

Notes to portfolio of investments—February 28, 2023 (unaudited)

measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$6,665,022	$0	$0	$6,665,022
Energy	3,631,476	0	0	3,631,476
Materials	6,600,982	0	0	6,600,982
Real estate	11,337,176	0	0	11,337,176
Corporate bonds and notes	0	29,925,274	0	29,925,274
Loans	0	2,634,643	190,459	2,825,102
U.S. Treasury securities	145,526,096	0	0	145,526,096
Yankee corporate bonds and notes	0	4,183,371	0	4,183,371
Short-term investments
Investment companies	887,701	0	0	887,701
	174,648,453	36,743,288	190,459	211,582,200
Futures contracts	13,729	0	0	13,729
Total assets	$174,662,182	$36,743,288	$190,459	$211,595,929
Liabilities
Futures contracts	$5,071	$0	$0	$5,071
Total liabilities	$5,071	$0	$0	$5,071

14  |  Allspring Real Return Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2023, $335,998 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

Allspring Real Return Portfolio  |  15